Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major categories of net investment income
Total investment income	$ 7,806	$ 8,482	$ 8,126
Investment expenses	(245)	(233)	(235)
Net investment income	7,561	8,249	7,891
Non-income producing investments	0
Fixed maturity securities
Major categories of net investment income
Total investment income	5,735	6,354	5,868
Equity securities
Major categories of net investment income
Total investment income	412	512	543
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	1,604	1,545	1,585
Policy loans
Major categories of net investment income
Total investment income	13	3	17
Short-term investments
Major categories of net investment income
Total investment income	0	2	10
Other investments
Major categories of net investment income
Total investment income	42	65	101
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0	$ 1	$ 2